Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net loss Per Ordinary Share

The following table reflects the calculation of basic and diluted net loss per ordinary share:

	Six Months Ended June 30, 2025	For the period from February 6, 2024 (inception) through June 30, 2024
Numerator:
Net loss	$(1,239)	$—
Denominator:
Weighted average of Ordinary Shares outstanding	1,000	1,000
Basic and diluted net loss per Ordinary Share	$(1.24)	$—

The following table reflects the calculation of basic and diluted net loss per ordinary share:

For the Year Ended December 31, 2024
Numerator:
Net loss	$(66,441)
Denominator:
Weighted average of Ordinary Shares outstanding	1,000
Basic and diluted net loss per Ordinary Share	$(66.44)

Breeze Holdings Acquisition Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net loss Per Ordinary Share

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Basic and diluted net (loss) income per share of common stock
Numerator:
Net (loss) income	$(2,214,684)	$17,103,566	$(5,582,198)	$(4,912,173)
Denominator:
Basic and diluted weighted average shares of common stock outstanding	3,409,483	4,220,988	3,414,220	4,260,132
Basic and diluted net (loss) income per share of common stock	$(0.65)	$4.05	$(1.63)	$(1.15)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Numerator:
Net loss	$(2,304,638)	$(2,549,111)
Denominator:
Weighted average shares of Common Stock	4,145,884	4,427,788
Basic and diluted net loss per share of Common Stock	$(0.56)	$(0.58)

Schedule of Common Stock Subject to Possible Redemption

As of June 30, 2025, the common stock reflected in the condensed consolidated balance sheet are reconciled in the following table:

Common stock subject to possible redemption – December 31, 2024	$3,078,621
Plus:
Re-measurement of Common stock to redemption value	165,173
Less:
Common stock redeemed	(584,386)
Common stock subject to possible redemption – June 30, 2025	$2,659,408

As of December 31, 2024, the common stock reflected in the consolidated balance sheet are reconciled in the following table:

Common stock subject to possible redemption – December 31, 2023	$12,647,701
Plus:
Re-measurement of common stock to redemption value	866,056
Less:
Common stock redeemed	(10,435,136)
Common stock subject to possible redemption – December 31, 2024	$3,078,621